Label	Element	Value
REALITY SHARES DIVS ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	REALITY SHARES DIVS ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Reality Shares DIVS ETF (the “Fund”) seeks to produce long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent full fiscal year, the Fund’s portfolio turnover rate was 0.00% of the value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Overview of Principal Investment Strategies

The Fund’s principal investment strategy is designed to provide exposure to the aggregate value of ordinary dividends expected to be paid on a portfolio of large capitalization equity securities listed for trading in the U.S. (“Large Cap Securities”). These are sometimes referred to as the “expected dividend values” of the Large Cap Securities. Reality Shares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, believes expected dividend values generally correspond to the aggregate value of actual dividend payments on the Large Cap Securities. Unlike more traditional products, the Fund does not seek to produce returns based on appreciation in the stock market price of Large Cap Securities. Instead, the Fund seeks to produce more stable investment returns with lower volatility and lower equity and fixed income market correlation based primarily on increases in the expected dividend values of Large Cap Securities. The Fund may use a variety of investment strategies to achieve this objective. Under normal circumstances, the Fund generally invests in a combination of dividend swaps, dividend futures and forwards on indexes of Large Cap Securities (“Large Cap Securities Indexes”). These strategies and instruments are described in more detail below.

Description of Principal Investment Strategies and Instruments

Dividend Swaps

The Fund may enter into index dividend swaps in order to gain exposure to changes in the expected dividend value of the Large Cap Securities. Index dividend swaps are over-the-counter derivative contracts that allow investors to obtain exposure to the actual dividend value that will be paid by the constituents of an index over a period of time. In a typical index dividend swap transaction, the buyer and seller agree at inception to the aggregate value of dividends expected to be paid on the index constituents over the term of the contract — the expected dividend value. At maturity of the contract, the buyer pays to or receives from the seller the net difference between the expected dividend value and the aggregate value of actual dividends paid by the index constituents — the actual dividend value. During the term of the index dividend swap, the contract is valued on the current expected dividend value of the index for the specific contract period. As the contract approaches maturity, the expected dividend value will change primarily based on information about actual dividends until final settlement of the contract where expected dividend value and actual dividend value converge.

Dividend Futures Contracts

The Fund may buy index dividend futures contracts in order to gain exposure to changes in the expected dividend value of the Large Cap Securities. Index dividend futures contracts allow investors to take a view on the actual dividend value that will be paid by the constituents of an index over a period of time. A dividend futures contract, or “dividend futures,” provides for the future sale by one party and purchase by another party of a specified dividend value of a specific index at a specified future time and at a specified price (with or without delivery required). Dividend futures contracts are standardized contracts traded on a recognized exchange.

Forwards

A forward contract involves the obligation to purchase or sell either a specified financial asset or the cash equivalent of said asset at a future date at a price set at the time of the contract.

The prices of forwards on a Large Cap Securities Index are influenced by the aggregate trading prices of the Large Cap Securities, exposure to interest rate changes, and expected dividend values, among other factors. The Fund may use combinations of forwards to gain exposure to the expected dividend value of Large Cap Securities reflected in those portfolio holdings’ prices.

Money Market Instruments

The Fund may also invest in money market mutual funds, short term fixed income securities, commercial paper and other money market instruments, including short-term bank obligations and cash sweep programs, to serve as collateral for its derivatives positions. Subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may invest up to 80% of its assets in swaps, futures and forwards, and any one type of such portfolio holdings or any combination of such portfolio holdings may represent a substantial portion of the Fund’s portfolio at any time.

Before making an investment in the Fund you should know:

The Fund generally will have a positive rate of return if the actual future growth in dividends exceeds the expected growth in dividends as reflected in the market prices at which the Fund buys and sells the instruments that are used to implement the Fund’s investment strategy.

The Fund generally will have a zero rate of return, excluding fees and transaction costs, if the actual future growth in dividends equals the expected growth in dividends as reflected in the market prices at which the Fund buys and sells the instruments that are used to implement the Fund’s investment strategy, even though actual dividends may have grown during the holding period of this investment.

The Fund generally will have a negative rate of return if the actual future growth in dividends is below the expected growth in dividends as reflected in the market prices at which the Fund buys and sells the instruments that are used to implement the Fund’s investment strategy, even though actual dividends may have grown during the holding period of this investment.

Unlike more traditional products, the Fund does not seek returns based on appreciation in the stock market price of equity securities. This means that the returns on your Fund investment are not intended to correlate to the returns of the overall stock market (for example, the value of your Fund investment may go down when overall equity markets go up, or vice versa).

The Fund does not produce qualified dividend income and is not an appropriate investment if you are seeking dividend income.

The investment returns of the Fund are treated for tax purposes as ordinary income or capital gains or losses, as applicable. See the section of this Prospectus entitled “Taxes” for more information.

Correlation of Actual and Expected Dividend Values

The Adviser’s research indicates there historically has been a high correlation between the value of actual dividend payments and expected dividend values. While actual dividend value and expected dividend value may at times differ significantly, the following diagrams present three scenarios illustrating the potential impact of changes in the value of actual dividend payments on the expected dividend values reflected in the prices of the Fund’s portfolio holdings and how this may change the value of the Fund. The following diagrams do not represent all market scenarios, but are presented to show the potential relationship between actual dividend values and expected dividend values in accordance with the Adviser’s research. The diagrams do not represent the actual performance of the Fund.

The Black Dot in each diagram represents the starting (or purchased) expected dividend value reflected in the prices of the Fund’s portfolio holdings. The Gray Dot represents the actual dividend value on the same day. The Square reflects the point in time when the actual dividend value and expected dividend value converge.

Scenario 1: Actual dividend value increases and exceeds expected dividend value.

In this scenario, actual dividend value grows over time and pulls the expected dividend value reflected in the prices of the Fund’s instruments up from the starting (or purchased) value. It is expected the value of the Fund will increase commensurate to a level where the expected dividend value reflected in the prices of the Fund’s instruments exceed the starting (or purchased) value.

Scenario 2: Actual dividend value decreases and expected dividend value also decreases.

In this scenario, actual dividend value decreases over time and pulls the expected dividend value reflected in the prices of the Fund’s instruments below the starting (or purchased) value. It is expected the value of the Fund will decrease commensurate to a level where the expected dividend value reflected in the prices of the Fund’s instruments fall from the starting (or purchased) value.

Scenario 3: Actual dividend value increases but is below expected dividend value.

In this scenario, actual dividend value increases but to a level that is still below the expected dividend value reflected in the prices of the Fund’s instruments. It is expected the value of the Fund will decrease.

Market Capitalization and Diversification

The Adviser considers U.S. large capitalization companies to be those with market capitalizations within the range of market capitalizations of the companies included in the S&P 500 Index. As of January 31, 2020, the market capitalizations of companies included in the S&P 500 Index ranged from approximately $4.4 billion to $1.35 trillion.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, and may invest in fewer instruments or in the securities of fewer issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all investments, the value of your investment in the Fund can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Fund are set forth below. Each of these factors could cause the value of an investment in the Fund to decline over short- or long-term periods.

Dividend Payout Risk — The success of the Fund’s investment strategy is highly dependent on the expected dividend values reflected in the prices of the Fund’s portfolio holdings. The value of an investment in the Fund will decrease, and you could lose money, if the expected dividend values reflected in the prices of the Fund’s portfolio holdings decrease. This generally will occur if the value of actual dividends paid on the Large Cap Securities goes down. The value of actual dividends paid on the Large Cap Securities and expected dividend values reflected in the prices of the Fund’s portfolio holdings may be lower for a variety of reasons, including an actual or potential decline in the health of the overall economy, lower corporate earnings levels, changes to corporate dividend policies, fluctuating interest rates and other factors. Each of these factors could have a negative impact on the value of the actual dividend payments on large the Large Cap Securities and the expected dividend values reflected in the prices of the Fund’s portfolio holdings and could have a negative impact on Fund returns. Further, the expected dividend value reflected in the price of an instrument held by the Fund reflects only ordinary dividends and does not reflect the issuance of special dividends. Therefore, the value of your investment in the Fund is not expected to increase in response to the issuance of any special dividends paid on the Large Cap Securities.

Active Management Risk — The Fund is actively managed using proprietary investment strategies. As with all actively managed funds, there can be no guarantee the Adviser’s strategies will be successful. As a result, you may lose money on your investment, including the possible loss of the entire principal amount of your investment.

Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Cash Transactions Risk — Most ETFs effect creations and redemptions for in-kind securities. The Fund, however, anticipates that it will effect its creations and redemptions principally for cash due to its investment strategy. As a result, the Fund (i) will be required to sell its investments in order to obtain the cash needed to distribute redemption proceeds, and may have to do so at a different time than if it had effected redemptions in-kind, (ii) may recognize gains that it might not have incurred if it had effected redemptions in-kind and (iii) may pay out higher annual capital gains distributions than if it had effected redemptions in-kind.

Counterparty Credit Risk — The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its unsettled or open contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Listed futures contracts can be traded on futures exchanges without material counterparty credit risk.

Dividend Volatility Risk — The value of actual dividend payments on the Large Cap Securities and the expected dividend values reflected in the prices of the Fund’s portfolio holdings are not constant and will vary from year to year and quarter to quarter. Companies and industries that have historically paid dividends may lower their dividends or may cease making such payments altogether. These changes can happen without warning and the variation in the value of actual dividends and expected dividend values from quarter to quarter or year to year can be significant. Furthermore, as with other securities based on future values, the expected dividend values reflected in the prices of the Fund’s portfolio holdings may go up or down as a result of uncertainty of information, perceived differences in the value of the instruments over time, changes in supply and demand, and other factors. Each of these factors could have a negative impact on the performance of the Fund and cause Fund returns to vary significantly (i.e., go up or down) from period to period.

Dividend Isolation Strategy Risk — The investment returns of the Fund are based primarily on the change in expected dividend values reflected in the prices of the Fund’s portfolio holdings. More specifically, the investment returns of the Fund generally are expected to increase (or decrease) as actual dividend payments on the Large Cap Securities increase (or decrease) and these changes cause the expected dividend values reflected in the prices of the Fund’s portfolio holdings to increase (or decrease) over time. There can be no guarantees that this investment strategy will be successful or that this strategy will produce positive investment returns. Furthermore, although the Adviser’s research indicates the value of actual dividend payments has historically been highly correlated to expected dividend values, there can be no guarantee that this correlation will continue or that the Fund’s investment returns will be highly correlated to the value of actual dividends paid on the Large Cap Securities over short or even long periods. Factors other than the value of actual dividends paid may, from time to time, cause an increase or decrease in the expected dividend values reflected in the prices of the Fund’s portfolio holdings. For example, as with other types of market projections, expected dividend values reflected in the price of an instrument held by the Fund may go up or down as a result of uncertainty of information and perceived differences in value, changes in supply and demand or in response to market and other events, such as corporate earnings announcements, changing interest rates or potential economic or political developments. Although it is anticipated that actual dividend payments and expected dividend values will be highly correlated, there may be instances where the value of actual dividends paid on the Large Cap Securities increases, but the expected dividend value reflected in the prices of the Fund’s portfolio holdings decreases. This would have a negative impact on the Fund’s performance and could cause you to lose money.

ETF Trading Risk — The Fund’s shares are listed on a national securities exchange (the “Exchange”). However, there can be no assurance that an active trading market for Fund shares will be maintained. An unanticipated early closing of the Exchange or a halt in the trading of Fund shares on the Exchange may result in your inability to buy or sell shares of a Fund on that day. Active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Similar to shares of other issuers listed on a stock exchange, shares of the Fund may be sold short and are therefore subject to the risk of increased volatility in the trading price of the Fund’s shares. While the Fund expects that Authorized Participants’ ability to create and redeem Fund shares at NAV will be effective in reducing any such volatility, there is no guarantee that it will eliminate the volatility associated with short sales. In addition, from time to time shares of the Fund may be thinly traded, making it difficult for shareholders to purchase and sell shares at a particular time or price.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss. The Fund’s derivative investments will be consistent with its investment objective and will not be used to produce leveraged returns. The Fund will not borrow to produce leverage.

Liquidity Risk — Liquidity risk is the risk that certain derivative instruments may be difficult or impossible to buy or sell at the time and at a price that the Fund would like. The Fund may need to accept a lower price to sell the instrument, sell other instruments to raise cash, or forego an investment opportunity, any of which could have a negative effect on Fund performance. With respect to swaps, volatile markets and lack of market-making participation by swap dealers may increase the risk of illiquidity by both making swap positions more difficult to liquidate and increasing the losses incurred while trying to do so. There can be no guarantee that the trading markets of the Fund’s portfolio holdings that trade on an exchange will be liquid at all times.

Market Risk — Market risk is the risk that the market price of an instrument may move up and down, sometimes rapidly and unpredictably. The market prices of the Fund’s portfolio holdings are influenced by many factors. Although the Fund seeks to limit the influence of all such factors other than the expected dividend value reflected in the prices of its portfolio holdings, there can be no guarantees these strategies will be successful. As a result, the performance of the Fund could vary from its stated objective and you could lose money.

Non-Correlation Risk — The Fund is not designed to produce investment returns based on the stock market price of the Large Cap Securities. This means that the returns on your Fund investment are not intended to correlate to the stock market returns of the Large Cap Securities or equity securities in general. The value of your Fund investment may go down when the stock market return of the Large Cap Securities or equity securities in general are up.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in fewer instruments or issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Shares of the Fund May Trade at Prices Other Than NAV — As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although market prices for Fund shares generally are expected to closely correspond to the Fund’s NAV, it is expected that, as with all ETFs, there will be times when the market price of the Fund’s shares are higher (i.e., premium) or lower (i.e., discount) than the NAV of such shares. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the shares that were bought or sold or the shareholder may be unable to sell his or her shares. The risk that shares of the Fund may trade at prices other than NAV is heightened in times of market stress or volatility. There can be no guarantee that an active market for Fund shares will develop or be maintained.

Tax Risk — The Fund’s investments in derivative instruments, such as swaps or futures tied to dividend returns, will generally not generate income eligible to be treated as qualified dividend income subject to lower capital gains rates when received by individual shareholders or be eligible for the dividends-received deduction when received by corporate shareholders. There is also uncertainty regarding characterization of the Fund’s investments in certain derivative instruments with respect to the income and asset diversification tests applicable to the Fund’s qualification as a regulated investment company under the Code. If the Internal Revenue Service (“IRS”) were to issue public guidance that results in an adverse determination relating to the treatment of the Fund’s investments in such complex securities, it could fail to qualify as a regulated investment company and may likely need to significantly change its investment strategies, which could adversely affect the Fund. If the Fund fails to qualify as a regulated investment company, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. Please see the Fund’s Statement of Additional Information (“SAI”) for a more detailed discussion, including the availability of relief for certain de minimis failures by the Fund to qualify as a regulated investment company.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Use of Derivatives Risk — Investments in swaps, forwards and futures contracts are subject to a number of risks, including correlation risk, market risk, leverage risk and liquidity risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the derivative’s underlying reference asset, rate or index. Market risk, leverage risk and liquidity risk are described above. The Fund’s use of swaps and forwards is also subject to counterparty credit risk and valuation risk. Counterparty credit risk is described above. Valuation risk is the risk that the derivative instrument may be difficult to value and/or valued incorrectly. Each of these factors could have a negative impact on the Fund’s ability to implement its investment strategy, could cause the Fund to lose money and could have a negative impact on the value of your investment.

Volatility Risk — The prices of the instruments held by the Fund, and, therefore, the value of your investment, may change rapidly and without warning throughout the trading day.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment, including the possible loss of the entire principal amount of your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in fewer instruments or issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance for the Fund is available at http://www.realityshares.com

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.realityshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above, the Fund's highest quarterly return was 4.66% (quarter ended December 31, 2019) and the Fund's lowest quarterly return was -5.63% (quarter ended December 31, 2018).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.63%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2019
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
REALITY SHARES DIVS ETF | HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.62%
5 Years	rr_AverageAnnualReturnYear05	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2014
REALITY SHARES DIVS ETF | Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2014
REALITY SHARES DIVS ETF | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.69%
Since Inception	rr_AverageAnnualReturnSinceInception	12.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2014
REALITY SHARES DIVS ETF | REALITY SHARES DIVS ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2015	rr_AnnualReturn2015	2.24%
Annual Return 2016	rr_AnnualReturn2016	8.07%
Annual Return 2017	rr_AnnualReturn2017	4.60%
Annual Return 2018	rr_AnnualReturn2018	(2.08%)
Annual Return 2019	rr_AnnualReturn2019	8.68%
1 Year	rr_AverageAnnualReturnYear01	8.68%
5 Years	rr_AverageAnnualReturnYear05	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2014
REALITY SHARES DIVS ETF | REALITY SHARES DIVS ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.52%
5 Years	rr_AverageAnnualReturnYear05	3.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2014
REALITY SHARES DIVS ETF | REALITY SHARES DIVS ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.54%
5 Years	rr_AverageAnnualReturnYear05	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2014